PLANT AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 16,965,989
Balance	25,922,532	$ 16,965,989
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,990,523	1,361,469
Additions	9,415,469	10,317,931
Acquired Through Avalite	100,808	6,311,123
Balance	27,506,800	17,990,523
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,024,534	330,134
Additions	559,734	694,400
Balance	1,584,268	1,024,534
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041
Balance	476,041	476,041
Land | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041	0
Additions	0	0
Acquired Through Avalite	0	476,041
Balance	476,041	476,041
Land | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,859,979
Balance	16,865,701	11,859,979
Buildings | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,013,542	0
Additions	5,131,453	6,747,648
Acquired Through Avalite	0	5,265,894
Balance	17,144,995	12,013,542
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	153,563	0
Additions	125,731	153,563
Balance	279,294	153,563
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,526,965
Balance	2,691,556	1,526,965
Leasehold Improvement | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,681,648	274,471
Additions	1,236,390	1,407,177
Acquired Through Avalite	33,984	0
Balance	2,952,022	1,681,648
Leasehold Improvement | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154,683	79,609
Additions	105,783	75,074
Balance	260,466	154,683
Production, Lab and Growing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,140,470
Balance	4,532,901	2,140,470
Production, Lab and Growing Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,688,055	992,725
Additions	2,596,168	1,457,537
Acquired Through Avalite	0	237,793
Balance	5,284,223	2,688,055
Production, Lab and Growing Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	547,585	210,653
Additions	203,737	336,932
Balance	751,322	547,585
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	193,638
Balance	225,056	193,638
Computers | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	270,164	57,881
Additions	74,320	138,641
Acquired Through Avalite	3,271	73,642
Balance	347,755	270,164
Computers | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,526	9,002
Additions	46,173	67,524
Balance	122,699	76,526
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	768,896
Balance	1,131,277	768,896
Other Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	861,073	36,392
Additions	377,138	566,928
Acquired Through Avalite	63,553	257,753
Balance	1,301,764	861,073
Other Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	92,177	30,870
Additions	78,310	61,307
Balance	$ 170,487	$ 92,177